Organization and Business Description - Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited (Details)	12 Months Ended
Jun. 30, 2025
OPS HK [Member]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited [Line Items]
Date of Incorporation	Jul. 13, 2011
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Provision of design, fit out and repair and maintenance services for commercial and residential properties
SuperX Investments [Member]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited [Line Items]
Date of Incorporation	May 17, 2024
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment holding
SuperX Enterprise [Member]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited [Line Items]
Date of Incorporation	Jun. 06, 2024
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment holding
ASPAC AI [Member]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited [Line Items]
Date of Incorporation	Apr. 24, 2024
Jurisdiction of Formation	Australia
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment holding
SuperX AI Company [Member]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited [Line Items]
Date of Incorporation	May 16, 2025
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment holding
SuperX AI Pte [Member]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited [Line Items]
Date of Incorporation	Feb. 28, 2025
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Wholesale of AI and computer hardware and peripheral equipment
SuperX Industries [Member]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited [Line Items]
Date of Incorporation	May 15, 2023
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Development of AI software and applications
Excellent Prospect [Member]
Schedule of Consolidated Financial Statements Reflect Activities of Junee Limited [Line Items]
Date of Incorporation	Nov. 13, 2024
Jurisdiction of Formation	British Virgin Islands
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment holding